Expense Example - SIT EMERGING MARKETS DEBT FUND	Feb. 05, 2025 USD ($)
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	$ 1,352